UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Semiannual Report
Templeton Emerging
Markets Fund
February 28, 2025
Not FDIC Insured No Bank Guarantee May Lose Value

Managed Distribution Policy : Effective March 1, 2025, the Fund has implemented a managed distribution plan whereby the
Fund will distribute a level distribution amount to shareholders. The Fund intends to make quarterly distributions to shareholders at the fixed rate of $0.22 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each quarter and is intended to narrow the discount between the market price and the
NAV of the Fund's shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a quarterly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 11
Notes to Financial Statements 14
Important Information to Shareholders 23
Annual Meeting of Shareholders 25
Dividend Reinvestment and Cash Purchase Plan 26
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Fund
Dear Shareholder,
This semiannual report for Templeton Emerging Markets
Fund covers the period ended February 28, 2025.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing,
under normal market conditions, at least 80% of its net
assets in emerging country equity securities. Our investment strategy employs a fundamental, value-oriented, long-term
approach. We focus on the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. As we
look for investments, we focus on specific companies and
undertake in-depth research to construct an action list
from which we make our buy decisions. Before we make a
purchase, we look at the company’s potential for earnings
and growth over a five-year horizon. During our analysis,
we also consider the company’s position in its sector, the
economic framework and political environment.
Performance Overview
The Fund posted cumulative total returns of +3.37% based
on market price and +4.26% based on net asset value for the
six months under review. The Fund’s benchmark, the MSCI
Emerging Markets (EM) Index-NR, designed to measure
the equity market performance of global emerging markets,
posted a +0.37% cumulative total return for the same
period.
1
You can find the Fund’s long-term performance data
in the Performance Summary on page 4 .
Effective March 1, 2025, the Fund has implemented a
managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends
to make quarterly distributions to shareholders at the fixed rate of $0.22 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code. The plan is intended to
provide shareholders with a consistent distribution each
quarter and is intended to narrow the discount between the
market price and the NAV of the Fund’s shares, but there
is no assurance that the plan will be successful in doing
so. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. As the Fund
had not implemented the managed distribution plan as of
the period covered by this semiannual report, the Fund’s
distribution policy has resulted in no distributions of capital.
Please see “Important Information to Shareholders” section
for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Geographic Composition
2/28/25
% of Total
Net Assets
Asia 78.4%
Latin America & Caribbean 11.5%
North America 3.9%
Middle East & Africa 3.1%
Europe 1.3%
Short-Term Investments & Other Net Assets 1.8%
Top 10 Countries*
2/28/25
a
% of Total
Net Assets
a a
China 25.0%
Taiwan 18.5%
South Korea 17.0%
India 11.7%
Brazil 7.9%
United States 3.9%
Thailand 3.0%
South Africa 2.3%
Mexico 2.1%
Hong Kong 2.1%
*
Does not include cash and cash equivalents.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 7 .

Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Emerging Markets Fund. We look forward to serving your
future investment needs.
Sincerely,
Chetan Sehgal, CFA
Andrew Ness, ASIP
Portfolio Management Team
Top 10 Holdings
2/28/25
Company
Industry , Country
% of Total
Net Assets
a aa
Taiwan Semiconductor Manufacturing Co. Ltd. 12.6%
Semiconductors & Semiconductor Equipment,
Taiwan
ICICI Bank Ltd. 4.8%
Banks, India
Alibaba Group Holding Ltd. 4.8%
Broadline Retail, China
Prosus NV 4.5%
Broadline Retail, China
Samsung Electronics Co. Ltd. 3.7%
Technology Hardware, Storage & Peripherals,
South Korea
SK Hynix, Inc. 3.4%
Semiconductors & Semiconductor Equipment,
South Korea
Tencent Holdings Ltd. 3.3%
Interactive Media & Services, China
MediaTek, Inc. 3.1%
Semiconductors & Semiconductor Equipment,
Taiwan
HDFC Bank Ltd. 2.6%
Banks, India
Petroleo Brasileiro SA 2.3%
Oil, Gas & Consumable Fuels, Brazil
CFA
®
is a trademark owned by CFA Institute.
ASIP stands for Associate of the United Kingdom Society for Investment Professionals (now CFA Society of the United Kingdom).

Performance Summary as of February 28, 2025
Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/25

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

6-Month +4.26% +3.37% +4.26% +3.37%
1-Year +15.40% +14.84% +15.40% +14.84%
5-Year +22.14% +24.13% +4.08% +4.42%
10-Year +49.09% +50.16% +4.07% +4.15%
Symbol: EMF 2/28/25 8/31/24 Change
Net Asset Value (NAV) $14.90 $14.81 +$0.09
Market Price (NYSE) $12.70 $12.81 -$0.11
See page 5 for Performance Summary footnotes.

Templeton Emerging Markets Fund
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries , it is subject to increased volatility. The managers’ environmental social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock
Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program (collec-
tively, “Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program
(“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock Connect Securi-
ties are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in
Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. In China, the Hong Kong Monetary
Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian
(either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions Per Share
(9/1/24–2/28/25)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.1491 $0.0401 $0.3222 $0.5114

Templeton Emerging Markets Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.81 $13.63 $13.72 $20.09 $17.58 $16.09
Income from investment operations:
Net investment income
a
............. 0.05 0.28 0.35 0.30 0.11 0.15
Net realized and unrealized gains (losses) 0.51 1.58 0.68 (5.60) 3.04 2.44
Total from investment operations ........ 0.56 1.86 1.03 (5.30) 3.15 2.59
Less distributions from:
Net investment income .............. (0.15) (0.73) (0.41) (0.41) (0.18) (0.60)
Net realized gains ................. (0.36) — (0.72) (0.70) (0.48) (0.55)
Total distributions ................... (0.51) (0.73) (1.13) (1.11) (0.66) (1.15)
Repurchase of shares ................ 0.04 0.05 0.01 0.04 0.02 0.05
Net asset value, end of period .......... $14.90 $14.81 $13.63 $13.72 $20.09 $17.58
Market value, end of period
b
........... $12.70 $12.81 $11.71 $11.85 $17.89 $15.38
Total return (based on net asset value per
share)
c
........................... 4.26% 14.50% 8.26% (27.44)% 18.04% 16.34%
Total return (based on market value per
share)
c
........................... 3.37% 16.11% 8.59% (29.18)% 20.40% 16.45%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.44% 1.49% 1.50% 1.49% 1.52%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.43% 1.47% 1.49% 1.48% 1.50%
Net investment income ............... 0.70% 2.06% 2.63% 1.81% 0.52% 0.90%
Supplemental data
Net assets , end of period (000’s) ........ $223,970 $226,225 $213,497 $216,704 $323,924 $285,668
Portfolio turnover rate ................ 7.61% 19.14% 26.18% 20.05% 23.19% 17.56%
Total credit facility outstanding at end of
period (000’s) ...................... $5,000 $5,000 $10,000 $25,000 $15,000 $15,000
Asset coverage per $1,000 of debt ...... $45,794 $46,245 $22,350 $9,668 $22,595 $20,045
a
Based on average daily shares outstanding.
b
Based on the last sale on the New York Stock Exchange.
c
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 93.0%
Brazil 2.7%
a
Hypera SA ..................... Pharmaceuticals 254,773 $ 824,340
b
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 723,907 690,999
TOTVS SA ..................... Software 205,148 1,218,139
Vale SA ........................ Metals & Mining 231,595 2,169,365
c
XP, Inc. , A ...................... Capital Markets 80,429 1,138,070
6,040,913
Cambodia 0.1%
b,c
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 743,786 299,538
Chile 1.0%
Banco Santander Chile , ADR ....... Banks 103,137 2,231,885
China 25.0%
d
Alibaba Group Holding Ltd. ......... Broadline Retail 647,311 10,703,090
b,d
Baidu, Inc. , A .................... Interactive Media & Services 237,340 2,585,540
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 183,175 325,248
e
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 2,949,455 3,162,853
China Merchants Bank Co. Ltd. , A .... Banks 186,562 1,080,145
China Merchants Bank Co. Ltd. , H .... Banks 586,210 3,441,207
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 174,714 34,227
c
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,169,704 657,604
b,c
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 48,253 977,123
e
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 732,186 366,056
c
Haier Smart Home Co. Ltd. , D ....... Household Durables 710,943 1,395,786
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 501,316 587,293
d
JD.com, Inc. , A .................. Broadline Retail 11,101 232,134
b,d,e
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 358,478 2,341,195
d
NetEase, Inc. ................... Entertainment 100,637 2,003,624
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 441,337 2,615,918
Prosus NV ..................... Broadline Retail 230,610 10,155,164
d
Tencent Holdings Ltd. ............. Interactive Media & Services 121,662 7,487,873
Uni-President China Holdings Ltd. .... Food Products 1,717,050 1,806,015
Weichai Power Co. Ltd. , H ......... Machinery 921,336 1,814,442
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 269,612 460,733
b,e
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 594,480 1,723,240
55,956,510
Hong Kong 2.1%
Techtronic Industries Co. Ltd. ....... Machinery 331,096 4,633,590
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 94,148 2,612,786
India 11.7%
ACC Ltd. ....................... Construction Materials 44,570 930,479
Bajaj Holdings & Investment Ltd. ..... Financial Services 10,158 1,347,874
Federal Bank Ltd. ................ Banks 776,706 1,585,512
HDFC Bank Ltd. ................. Banks 297,704 5,925,577
ICICI Bank Ltd. .................. Banks 775,572 10,758,911

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 107,652 $ 2,104,967
Natco Pharma Ltd. ............... Pharmaceuticals 3,470 30,668
b
Niva Bupa Health Insurance Co. Ltd. .. Insurance 675,800 568,998
b,c
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 151,276 953,039
b
Zomato Ltd. .................... Hotels, Restaurants & Leisure 788,953 2,015,071
26,221,096
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 4,288,099 1,172,640
Italy 0.1%
b,e
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 13,187 278,674
Mexico 2.2%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 654,192 4,609,963
b,e
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,469,302 193,009
4,802,972
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 32,081 1,027,875
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 373,532 966,156
Russia 0.0%
f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
f,g
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 2.3%
Discovery Ltd. ................... Insurance 326,159 3,607,448
Netcare Ltd. .................... Health Care Providers & Services 2,265,313 1,634,512
5,241,960
South Korea 17.0%
b,e
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 89,419 2,556,349
Doosan Bobcat, Inc. .............. Machinery 69,301 2,233,742
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 42,245 1,082,900
Hyundai Motor Co. ............... Automobiles 14,780 1,959,766
KT Skylife Co. Ltd. ............... Media 45,931 140,108
b
LG Corp. ....................... Industrial Conglomerates 67,408 3,073,669
b
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 6,522 493,770
NAVER Corp. ................... Interactive Media & Services 30,007 4,263,226
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 219,088 8,198,360
Samsung Life Insurance Co. Ltd. ..... Insurance 62,476 3,706,979
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 12,837 1,981,625
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 56,779 7,535,193
b
Soulbrain Co. Ltd. ................ Chemicals 6,481 830,153
38,055,840
Taiwan 18.5%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 924,810 4,788,215
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 243,961 781,489
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 153,213 6,853,091

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 926,407 $ 28,256,355
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 48,310 818,504
41,497,654
Thailand 3.0%
Kasikornbank PCL ............... Banks 773,598 3,436,783
Kiatnakin Phatra Bank PCL ......... Banks 534,625 862,325
Minor International PCL ............ Hotels, Restaurants & Leisure 1,514,472 1,289,893
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 480,242
Thai Beverage PCL ............... Beverages 1,870,265 713,550
6,782,793
United Arab Emirates 0.8%
Emirates Central Cooling Systems Corp. Water Utilities 2,564,396 1,159,049
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,321,905 593,872
1,752,921
United States 3.9%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 44,865 3,738,600
Genpact Ltd. .................... Professional Services 93,077 4,953,558
8,692,158
Total Common Stocks (Cost $ 150,869,376 ) .....................................
208,267,961
a
Preferred Stocks 5.2%
Brazil 5.2%
Banco Bradesco SA , ADR .......... Banks 1,326,836 2,587,330
h
Itau Unibanco Holding SA , ADR , 3.59 % Banks 710,707 3,901,781
h
Petroleo Brasileiro SA , 12.37% ...... Oil, Gas & Consumable Fuels 838,976 5,119,939
11,609,050
Total Preferred Stocks (Cost $ 10,931,734 ) ......................................
11,609,050
a a a a a
Escrows and Litigation Trusts 0.0%
b,f
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 161,801,110 ) ...............................
219,877,011
Short Term Investments 4.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.2%
United States 4.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.06% .......... 9,405,326 9,405,326
Total Money Market Funds (Cost $ 9,405,326 ) ...................................
9,405,326

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
k
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.06% .......... 61,740 $ 61,740
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 61,740 ) ....................................................................
61,740
a a a a a
Total Short Term Investments (Cost $ 9,467,066 ) .................................
9,467,066
a a a
Total Investments (Cost $ 171,268,176 ) 102.4% ..................................
$229,344,077
l
Credit Facility (2.2) % .........................................................
(5,000,000)
Other Assets, less Liabilities (0.2) % ...........................................
(374,147)
Net Assets 100.0% ...........................................................
$223,969,930
a a a
See A bbreviations on page 22 .
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
b
Non-income producing.
c
A portion or all of the security is on loan at February 28, 2025. See Note 1(d).
d
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2025, the aggregate value of these securities was
$25,353,456, representing 11.3% of net assets.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $10,621,376, representing 4.7% of net assets.
f
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
g
See Note 6 regarding investments in Russian securities.
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 3(c) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(d) regarding securities on loan.
l
See Note 7 regarding credit facility.

Templeton Emerging Markets Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $161,801,110
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 9,467,066
Value - Unaffiliated issuers (Includes securities loaned of $1,661,399) .................................. $219,877,011
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 9,467,066
Foreign currency, at value (cost $78) ............................................................ 78
Receivables:
Investment securities sold ................................................................... 1,366,375
Dividends ............................................................................... 843,071
Total assets .......................................................................... 231,553,601
Liabilities:
Payables:
Investment securities purchased .............................................................. 322,464
Capital shares redeemed ................................................................... 31,334
Credit facility (Note 7 ) ...................................................................... 5,000,000
Management fees ......................................................................... 190,005
Trustees' fees and expenses ................................................................. 1,681
Accrued interest (Note 7) ................................................................... 33,269
Payable upon return of securities loaned (Note 1 d ) .................................................. 61,740
Deferred taxes on unrealized appreciation ........................................................ 1,815,623
Accrued expenses and other liabilities ........................................................... 127,555
Total liabilities ......................................................................... 7,583,671
Net assets, at value ................................................................. $223,969,930
Net assets consist of:
Paid-in capital ............................................................................. $170,183,757
Total distributable earnings (losses) ............................................................. 53,786,173
Net assets, at value ................................................................. $223,969,930
Shares outstanding ......................................................................... 15,030,734
Net asset value per share
a
.................................................................... $14.90
a
Net asset value per share may not recalculate due to rounding.

Templeton Emerging Markets Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Fund
Investment income:
Dividends: (net of foreign taxes of $312,596)
Unaffiliated issuers ........................................................................ $2,110,189
Non-controlled affiliates (Note 3 c ) ............................................................. 226,838
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,120
Non-controlled affiliates (Note 3 c ) ............................................................. 287
Total investment income ................................................................... 2,338,434
Expenses:
Management fees (Note 3 a ) ................................................................... 1,236,944
Transfer agent fees ......................................................................... 6,018
Custodian fees ............................................................................ 22,335
Reports to shareholders fees .................................................................. 17,485
Registration and filing fees .................................................................... 6,757
Professional fees ........................................................................... 89,447
Trustees' fees and expenses .................................................................. 14,908
Interest expense (Not e 7) .................................................................... 147,792
Other .................................................................................... 29,170
Total expenses ......................................................................... 1,570,856
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (18,216)
Net expenses ......................................................................... 1,552,640
Net investment income ................................................................ 785,794
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $188,617)
Unaffiliated issuers ...................................................................... 1,436,727
Foreign currency transactions ................................................................ 42
Net realized gain (loss) .................................................................. 1,436,769
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,070,264
Translation of other assets and liabilities denominated in foreign currencies .............................. (18,719)
Change in deferred taxes on unrealized appreciation ............................................... 320,339
Net change in unrealized appreciation (depreciation) ............................................ 6,371,884
Net realized and unrealized gain (loss) ............................................................ 7,808,653
Net increase (decrease) in net assets resulting from operations .......................................... $8,594,447

Templeton Emerging Markets Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Emerging Markets Fund
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $785,794 $4,384,244
Net realized gain (loss) ................................................. 1,436,769 12,245,086
Net change in unrealized appreciation (depreciation) ........................... 6,371,884 11,893,724
Net increase (decrease) in net assets resulting from operations ................ 8,594,447 28,523,054
Distributions to shareholders .............................................. (7,774,466) (11,273,471)
Capital share transactions (Note 2 ) .......................................... (3,074,658) (4,521,710)
Net increase (decrease) in net assets ................................... (2,254,677) 12,727,873
Net assets:
Beginning of period ..................................................... 226,224,607 213,496,734
End of period .......................................................... $223,969,930 $226,224,607

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2025, the Fund held $1,740,963 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Effective March 1, 2025,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to distribute
$0.22 per share quarterly. The Fund’s distribution level
may be changed by the Board in the future. Under the
policy, the Fund is managed with a goal of generating as
much of the distribution as possible from net investment
income and short-term capital gains. The balance of the
distribution will then come from long-term capital gains to
the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). During the periods ended
February 28, 2025 and August 31, 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 3,054,373 shares. Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TAML based on the average daily net assets of the Fund as follows:
Effective March 1, 2025, the Fund will pay fees, calculated daily and paid monthly, to TAML based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2025, the annualized gross effective investment management fee rate was 1.100% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of TAML, provides subadvisory services to the Fund. The subadvisory fee is paid by TAML based on the Fund's average daily net assets, and is not an additional expense of the Fund. The subadvisory fee is equal to an annual rate of 50% of the net investment advisory fee. For purposes of the subadvisory agreement, the net
Six Months Ended
February 28, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Shares repurchased ...................... 244,387 $3,074,658 387,907 $4,521,710
Weighted average discount of cost of repurchase
to net asset value of shares repurchased ..... 15.11% 14.47%
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $2 billion
0.950% In excess of $2 billion

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
investment advisory fee equals (i) 96% of an amount equal to the total management fees payable to TAML, minus any Fund fees and/or expenses waived or reimbursed by TAML, minus (ii) any fees payable by TAML to FT Services for administrative services.
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
At February 28, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.06% . $13,057,834 $15,597,258 $(19,249,766) $— $— $9,405,326 9,405,326 $226,838
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.06% . $— $539,845 $(478,105) $— $— $61,740 61,740 $287
Total Affiliated Securities ... $13,057,834 $16,137,103 $(19,727,871) $— $— $9,467,066 $227,125
Cost of investments .......................................................................... $175,634,831
Unrealized appreciation ........................................................................ $81,098,444
Unrealized depreciation ........................................................................ (27,389,198)
Net unrealized appreciation (depreciation) .......................................................... $53,709,246
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2025, aggregated
$16,860,460 and $24,468,659, respectively.
At February 28, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$61,740 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible
4. Income Taxes
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
February 28, 2025.
7. Credit Facility
The Fund participates in a senior secured revolving credit facility agreement (Credit Facility) with The Bank of Nova Scotia
(BNS) pursuant to which the Fund may borrow up to a maximum commitment amount of $20 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy. Effective January
10, 2025, the Fund renewed the Credit Facility for $20 million for a one-year term, maturing on January 9, 2026.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility or 0.15%
whenever the outstanding borrowings exceed 75% of the commitment amount. As security for the obligations of the Fund under the Credit Facility, the Fund has granted to BNS a security interest in the assets of the Fund.
At February 28, 2025, the Fund had outstanding borrowings of $5,000,000, which approximates fair value, and incurred interest expenses at a rate equal to the term Secured Overnight Financing Rate plus 1.00%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended February 28, 2025, were $5,000,000 and 5.88%, respectively.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 6,040,913 $ — $ — $ 6,040,913
Cambodia ............................ — 299,538 — 299,538
Chile ................................ 2,231,885 — — 2,231,885
China ............................... 4,639,657 51,316,853 — 55,956,510
6. Concentration of Risk
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Hong Kong ........................... $ — $ 4,633,590 $ — $ 4,633,590
Hungary ............................. 2,612,786 — — 2,612,786
India ................................ 953,039 25,268,057 — 26,221,096
Indonesia ............................ — 1,172,640 — 1,172,640
Italy ................................. — 278,674 — 278,674
Mexico .............................. 4,802,972 — — 4,802,972
Peru ................................ 1,027,875 — — 1,027,875
Philippines ............................ 966,156 — — 966,156
Russia ............................... — — —
a
—
South Africa ........................... 5,241,960 — — 5,241,960
South Korea .......................... — 38,055,840 — 38,055,840
Taiwan ............................... — 41,497,654 — 41,497,654
Thailand ............................. — 6,782,793 — 6,782,793
United Arab Emirates .................... 1,752,921 — — 1,752,921
United States .......................... 8,692,158 — — 8,692,158
Preferred Stocks ........................ 11,609,050 — — 11,609,050
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 9,467,066 — — 9,467,066
Total Investments in Securities ........... $60,038,438 $169,305,639
b
$— $229,344,077
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $169,305,639, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Templeton Emerging Markets Fund

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
On February 24, 2025, the Fund’s Board reauthorized an
open-market share repurchase program which includes an
initial authorization for the Fund to repurchase up to 10% of the Fund’s outstanding shares in open-market transactions,
at the discretion of management.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
The Board has implemented a managed distribution plan
where the Fund distributes a level distribution amount
to shareholders. The Fund intends to make quarterly
distributions to shareholders at the fixed rate of $0.22
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each quarter and is intended to narrow the discount between the market price
and the NAV of the Fund’s shares, but there is no assurance
that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a quarterly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of the
Fund’s shares. The plan will be subject to the periodic review by the Board, including a yearly review of the fixed rate to determine if an adjustment should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.
Approval of Renewed Borrowing Arrangements
On January 10, 2025, the Fund renewed the existing
committed, senior, secured line of credit facility (“Existing
Credit Facility”) with The Bank of Nova Scotia for an
additional 364-day term (“Credit Facility Renewal”), until
January 9, 2026. The terms of the Credit Facility Renewal
are the same as the terms of the Existing Credit Facility.
The purpose of the Credit Facility is to provide the Fund
with a source of funds to purchase additional investments
and pursue certain investment strategies. Given the

Templeton Emerging Markets Fund
Important Information to Shareholders

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Semiannual Report
permanent capital structure and the absence of daily liquidity requirements, the Fund’s closed-end fund structure is
particularly well-suited for leverage.

Templeton Emerging Markets Fund
Annual Meeting of Shareholders: March 10, 2025 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Emerging Markets Fund (the “Fund”) was held at the Fund’s offices, 300
S.E. 2nd Street, Fort Lauderdale, Florida, on March 10, 2025. The purpose of the meeting was to elect three Trustees of the
Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending August 31, 2025. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Gregory E. Johnson, Rupert H. Johnson, Jr., and Constantine D. Tseretopoulos.* Shareholders
also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2025. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of three Trustees:
The Fund is not aware of broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2025:
The Fund is not aware of broker non-votes received with respect to this item.
* Harris J. Ashton, Ann Torre Bates, Terrence J. Checki , Mary C. Choksi, Edith E. Holiday, David W. Niemiec , J. Michael Luttig ,
and Larry D. Thompson are Trustees of the Fund who are currently serving and whose terms of office continued after the
Annual Meeting of Shareholders.
Term Expiring 2028 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Gregory E. Johnson 11,528,541 75.98% 91.36% 1,089,863 7.18% 8.64%
Rupert H. Johnson, Jr. 11,578,517 76.31% 91.76% 1,039,888 6.85% 8.24%
Constantine D. Tseretopoulos 11,584,386 76.35% 91.81% 1,034,018 6.81% 8.19%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 11,700,274 77.11% 92.72%
Against 838,181 5.52% 6.64%
Abstain 79,950 0.53% 0.63%

Templeton Emerging Markets Fund
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
Shareholders must affirmatively elect to participate in the Plan. If you decide to use this service, share dividends and capital gains distributions will be reinvested automatically in shares of the Fund for your account.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Equiniti Trust Company, LLC (the “Plan Administrator”) and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560 Attention: Templeton Emerging Markets Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to Equiniti
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at the current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms & Conditions located at the back of this report.

Templeton Emerging Markets Fund
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
Transfer Agent
Equiniti Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.equiniti.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or saving account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.equiniti.com or dial (800) 416-
5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Equiniti Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Equiniti Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Emerging Markets Fund are traded on the New York Stock Exchange under the symbol “EMF.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to Equiniti Trust Company, LLC’s web site at www.equiniti.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

Templeton Emerging Markets Fund
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Not part of the Semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Equiniti Trust Company, LLC ("Equiniti"), will act as Plan
Administrator and will open an account for participating
shareholders (“participant”) under the Dividend Reinvestment and Cash Purchase Plan (the “Plan”) in the same name as
that in which the participant’s present shares are registered, and put the Plan into effect as of the first record date for a dividend or capital gains distribution after Equiniti receives the authorization duly executed by such participant.
2. Whenever Templeton Emerging Markets Fund (the
“Fund”) declares a distribution from capital gains or an
income dividend payable in either cash or shares of the
Fund (“Fund shares”), if the market price per share on the
valuation date equals or exceeds the net asset value per
share, participants will receive such dividend or distribution entirely in Fund shares, and Equiniti shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital gains distribution or dividend payable to participating holders by the net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Equiniti shall apply
the amount of such dividend or distribution payable to
participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection
with the reinvestment of such dividend or distribution). If, before Equiniti has completed its purchases, the market
price exceeds the net asset value per share, the average
per share purchase price paid by Equiniti may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Equiniti, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through Equiniti at www.equiniti.
com or by check payable to “Equiniti Trust Company, LLC”
and sent to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, Attention:
Templeton Emerging Markets Fund. Equiniti shall apply such
payments (less a $5.00 service charge and less a pro rata
share of trading fees) to purchases of Fund shares on the
open market, as discussed below in paragraph 6. Equiniti
shall make such purchases promptly on approximately the
15th of each month or, during a month in which a dividend
or distribution is paid, beginning on the dividend payment
date, and in no event more than 30 days after receipt, except where necessary to comply with provisions of the Federal
securities laws. Any voluntary payment received less than
two business days before an investment date shall be
invested during the following month unless there are more
than 30 days until the next investment date, in which case
such payment will be returned to the participant. Equiniti
shall return to the participant his or her entire voluntary
cash payment upon written notice of withdrawal received by
Equiniti not less than 48 hours before such payment is to be invested. Such written notice shall be sent to Equiniti by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as Equiniti shall determine. Participant funds held by Equiniti uninvested will not bear interest, and it is understood that, in any event, Equiniti shall have no liability in connection with any inability to purchase Fund shares
within 30 days after the payable date for any dividend or
distribution as herein provided, or with the timing of any
purchases effected. Equiniti shall have no responsibility

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Not part of the Semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
as to the value of the Fund shares acquired for participant
accounts. For the purposes of purchases in the open market,
Equiniti may aggregate purchases with those of other
participants, and the average price (including trading fees) of all shares purchased by Equiniti shall be the price per share allocable to all participants.
7. Equiniti will hold shares acquired pursuant to this Plan, together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee.
Equiniti will forward to participants any proxy solicitation material and will vote any shares so held for participants
only in accordance with the proxies returned by participants to the Fund. Upon written request, Equiniti will deliver to
participants, without charge, a certificate or certificates for all or a portion of the full shares held by Equiniti.
8. Equiniti will confirm to participants each acquisition made for an account as soon as practicable but not later than
ten business days after the date thereof. Equiniti will send to participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, Equiniti will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Equiniti for participants will be
credited to participant accounts. In the event that the Fund makes available to its shareholders transferable rights to
purchase additional Fund shares or other securities, Equiniti will sell such rights and apply the proceeds of the sale to
the purchase of additional Fund shares for the participant
accounts. The shares held for participants under the Plan
will be added to underlying shares held by participants in
calculating the number of rights to be issued.
10. Equiniti’s service charge for capital gains or income
dividend purchases will be paid by the Fund when shares
are issued by the Fund or purchased on the open market.
Equiniti will deduct a $5.00 service charge from each
voluntary cash payment. Participants will be charged a pro
rata share of trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying Equiniti in writing. Such withdrawal or termination will be effective immediately if notice is received by Equiniti not less than two days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend or distribution or voluntary cash payment. The Plan may be
terminated by Equiniti or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, Equiniti will cause a certificate or certificates for the full shares held by Equiniti for participants and cash adjustment for any fractional shares (valued at the market
value of the shares at the time of withdrawal or termination)
to be delivered to participants, less any trading fees.
Alternatively, a participant may elect by written notice to
Equiniti to have Equiniti sell part or all of the shares held for him and to remit the proceeds to him. Equiniti is authorized to deduct a $15.00 service charge and a $0.12 per share
trading fee for this transaction from the proceeds. If a
participant disposes of all shares registered in his name on the books of the Fund, Equiniti may, at its option, terminate the participant’s account or determine from the participant
whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Equiniti or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Equiniti receives written notice of the termination of a
participant account under the Plan. Any such amendment
may include an appointment by Equiniti in its place and
stead of a successor Plan Administrator under these terms
and conditions, with full power and authority to perform all or any of the acts to be performed by Equiniti under these
terms and conditions. Upon any such appointment of a
Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.

franklintempleton.com
Not part of the Semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
13. Equiniti shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage
due to errors unless such error is caused by Equiniti’s
negligence, bad faith or willful misconduct or that of its
employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given
or made by the participant to Equiniti shall be in writing
addressed to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269- 0560, Attention:
Templeton Emerging Markets Fund, or www.equiniti.com or
such other address as Equiniti shall furnish to the participant, and shall have been deemed to be given or made when
received by Equiniti.
15. Any notice or other communication which by any
provision of the Plan is required to be given by Equiniti to the participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
Equiniti’s records. The participant agrees to notify Equiniti promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLEMF-S 04/25
© 2025 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Emerging Markets Fund
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800) 416-5585
Hearing Impaired Number: (866) 703-9077
International Number: (718) 921-8124
Hearing Impaired International Number:
(718) 921-8386
www.equiniti.com
(800) DIAL BEN
®
/
342-5236

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
Month #1 (9/1/24 - 9/30/24)	11,670.000	12.86	11,670.000	699,156.00
Month #2 (10/1/24 - 10/31/24)	36,589.000	13.30	36,589.000	662,567.00
Month #3 (11/1/24 - 11/30/24)	31,078.000	12.78	31,078.000	631,489.00
Month #4 (12/1/24 - 12/31/24)	56,108.000	12.43	56,108.000	575,381.00
Month #5 (1/1/25 - 1/31/25)	52,433.000	12.11	52,433.000	522,948.00
Month #6 (2/1/25 - 2/28/25)	56,509.000	12.84	56,509.000	1,940,739.00
Total	244,387.000		244,387.000

The Fund’s Board authorized an open-market share repurchase program pursuant to which the Fund had the ability to purchase, from time to time, up to 10% of the Fund’s shares outstanding in open-market transactions, at the discretion of management. On February 24, 2025, the Fund’s Board reauthorized for the Fund to repurchase up to 10% of the Fund’s outstanding shares in open-market transactions, at the discretion of management.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

For the period ended February 28, 2025, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$1,519
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$103
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	-
Other fees not included above	$9
Aggregate fees/compensation paid by the Fund for securities lending activities	$112
Net income from securities lending activities	$1,407

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025